Responsibilities and Commitments - Summary of Other Provisions, Contingent Liabilities and Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Maximum financial guarantees	$ 35.9	$ 66.6
Maximum residual value guarantees	204.3	253.1
Mutually exclusive exposure	(12.5)	(26.9)
Provisions and liabilities recorded	(140.3)	(137.0)
Off-balance sheet exposure	87.4	155.8
Estimated proceeds from financial guarantees and underlying assets	$ 86.9	$ 177.6